Horizon Kinetics SPAC Active ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.0%
Pre-Combination Speacial Purpose Acquisition Companies — 95.0% (a)
99 Acquisition Group, Inc. - Unit	50,000	$518,500
Accretion Acquisition Corp.	75,000	786,000
Alchemy Investments Acquisition Corp. I (b)	50,000	516,000
Alpha Partners Technology Merger Corp. - Class A (b)	79,500	841,508
Apollo Strategic Growth Capital II - Class A (b)	68,500	719,935
Ares Acquisition Corp. II (b)	53,710	551,602
Arrowroot Acquisition Corp. - Class A	77,000	807,730
Bowen Acquisition Corp. (b)	79,000	805,800
Bukit Jalil Global Acquisition I, Ltd. (b)	50,000	516,500
Cartesian Growth Corp. II - Class A (b)	66,614	719,431
Chenghe Acquisition Co. - Class A (b)	75,141	813,777
Concord Acquisition Corp. II - Class A	75,000	771,000
Enphys Acquisition Corp. (b)	68,296	717,108
ESH Acquisition Corp. - Class A	40,000	404,800
ExcelFin Acquisition Corp. - Class A	60,000	638,400
Golden Star Acquisition Corp. (b)	48,000	494,400
Gores Holdings IX, Inc. - Class A	70,567	733,191
Inflection Point Acquisition Corp. II - Class A (b)	50,000	510,500
Investcorp Europe Acquisition Corp. I - Class A (b)	58,132	632,476
Keen Vision Acquisition Corp. (b)	23,200	236,176
Pearl Holdings Acquisition Corp. - Class A (b)	45,278	485,380
Project Energy Reimagined Acquisition Corp. (b)	53,500	560,680
Screaming Eagle Acquisition Corp. - Class A (b)	58,159	608,343
SilverBox Corp. III - Class A	27,000	276,210
SK Growth Opportunities Corp. - Class A (b)	45,000	483,525
Spring Valley Acquisition Corp. II - Class A (b)	50,000	535,000
TOTAL COMMON STOCKS (Cost $15,384,310)		15,683,972

RIGHTS — 0.3% (a)
Bowen Acquisition Corp. (b)	44,000	8,140
Bukit Jalil Global Acquisition I, Ltd. (b)	50,000	7,525
ESH Acquisition Corp. - Class A	40,000	9,760
Golden Star Acquisition Corp. (b)	48,000	20,640
TOTAL RIGHTS (Cost $30,053)		46,065

WARRANTS — 0.1% (a)
Alchemy Investments Acquisition Corp. I Expiration: June 26, 2028, Exercise Price: $11.50 (b)	25,000	4,562
Bukit Jalil Global Acquisition I, Ltd. Expiration: August 21, 2028, Exercise Price: $11.50 (b)	25,000	1,625
Inflection Point Acquisition Corp. II - Class A Expiration: July 17, 2028, Exercise Price: $11.50 (b)	25,000	4,298
Keen Vision Acquisition Corp. Expiration: September 15, 2028, Exercise Price: $11.50 (b)	23,200	1,334
TOTAL WARRANTS (Cost $10,789)		11,819

SHORT-TERM INVESTMENTS — 4.7%
Deposit Accounts — 4.7%
U.S. Bank Money Market Deposit Account, 5.28% (c)	775,694	775,694
TOTAL SHORT-TERM INVESTMENTS (Cost $775,694)		775,694

TOTAL INVESTMENTS (Cost $16,200,846) — 100.1%		16,517,550
Other assets and liabilities, net — (0.1)%		(17,270)
NET ASSETS — 100.0%		$16,500,280

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate shown is the seven-day yield at period end.

COUNTRY	Percentage of Net Assets
Cayman Islands	64.0%	*
United States	30.0%
British Virgin Islands	1.4%
Total Country	95.4%
SHORT-TERM INVESTMENTS	4.7%
TOTAL INVESTMENTS	100.1%
Other assets and liabilities, net	-0.1%
NET ASSETS	100.0%

* To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that singificantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$13,878,147	$1,805,825	$-	$15,683,972
Rights	30,400	15,665	-	46,065
Warrants	7,257	4,562	-	11,819
Deposit Accounts	775,694	-	-	775,694
Total Investments - Assets	$14,691,498	$1,826,052	$-	$16,517,550

* See the Schedule of Investments for industry classifications.